Loans, financing and debentures - Relevant transactions entered into during the period (Details) R$ in Thousands, $ in Thousands	Mar. 31, 2026 BRL (R$)	Feb. 05, 2026 BRL (R$)	Feb. 05, 2026 USD ($)	Dec. 31, 2025 BRL (R$)	Feb. 28, 2022 USD ($)
Disclosure of detailed information about borrowings [line items]
Loans, financing and debentures	R$ 87,301,230			R$ 91,796,352
Revolving Credit Facility1
Disclosure of detailed information about borrowings [line items]
Borrowings, commitment fee		0.27%	0.27%
Revolving Credit Facility1 | Major business combination [member]
Disclosure of detailed information about borrowings [line items]
Borrowing facilities, maximum borrowing capacity		R$ 9,264,435	$ 1,775,000		$ 1,275,000
Revolving Credit Facility1 | SOFR
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis		0.90%	0.90%